Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash	$ 38	$ 33
Investments in corporate bonds	296	433
Investments in government bonds	356	478
Total fixed-income securities	690	944
Investment in marketable securities	268	489
Other investments and private funds	250	351
Total variable-income securities	518	840
Total plan assets	1,208	1,784	$ 1,694
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	38	33
Investments in corporate bonds	7	1
Investments in government bonds	90	85
Total fixed-income securities	135	119
Investment in marketable securities	226	380
Other investments and private funds	91	163
Total variable-income securities	317	543
Total plan assets	452	662
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Investments in corporate bonds	289	432
Investments in government bonds	266	393
Total fixed-income securities	555	825
Investment in marketable securities	42	109
Other investments and private funds	42	88
Total variable-income securities	84	197
Total plan assets	639	1,022
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Other investments and private funds	117	100
Total variable-income securities	117	100
Total plan assets	$ 117	$ 100